As Filed with the Securities and Exchange Commission on May 19, 2003
                                                               File No. 33-44579
                                                                        811-6498
===============================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
                       Pre-Effective Amendment No.                         [ ]
                       Post-Effective Amendment No. 48                     [X]
                                                    --

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]
                       Amendment No. 51                                    [X]
                                     --


                              PIC INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                             300 North Lake Avenue,
                             Pasadena, CA 91101-4106
          (Address of Principal Executive Offices, Including Zip Code)

       Registrant's Telephone Number (including area code): (626) 449-8500

                               WILLIAM T. WARNICK
                          Provident Investment Counsel
                              300 North Lake Avenue
                             Pasadena, CA 91101-4106
               (Name and address of agent for service of process)

                                    copy to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                              515 S. Flower Street
                           Los Angeles, CA 90071-2228

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on _____________, 2002 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(i)
     [ ] on (date) pursuant to paragraph (a)(i)
     [X] 75 days after filing pursuant to paragraph (a)(ii)
     [ ] on pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box


     [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                             Subject to Completion, May 19, 2003


The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Fund invests and the services available to shareholders.


                          Provident Investment Counsel

                                 Mid Cap Fund I




                                   Prospectus
                                _________ _, 2003

Contents

Key Facts                            An Overview of the Fund Risk/Return Summary
                                     The Principal Goal, Strategies and Risks of the Fund Who May Want to Invest Performance
                                     Fees and Expenses Structure of the Fund and the Portfolio More Information About the
                                     Fund's Investments, Strategies and Risks
                                     Management

Your Account                         Calculation of Net Asset Value How to Buy
                                     Shares How to Sell Shares

Shareholder Account Policies         Dividends, Capital Gains and Taxes
                                     Understanding Distributions Transaction
                                     Details Privacy Notice

Key Facts

An Overview of the Fund

Management: Provident Investment Counsel ("PIC"), located in Pasadena, California since 1951, is the Fund's investment advisor. PIC is an indirect, wholly-owned subsidiary of Old Mutual plc. Old Mutual is a United Kingdom-based financial services group with substantial asset management, insurance and banking business.

Structure: Unlike most mutual funds, the Fund's investment in portfolio securities is indirect. The Fund first invests all of its assets in the PIC Mid Cap Portfolio (the "Portfolio"). The Portfolio, in turn, acquires and manages individual securities. The Fund has the same investment objective as the Portfolio. This is often referred to as a master-feeder fund structure. Investors should carefully consider this investment approach.


For reasons relating to costs or a change in investment goal, among others, the Board of Trustees of the Fund could decide at any time to switch the Fund's investments to another pooled investment company or decide to manage its assets itself. If the Board of Trustees decides to stop investing in the Portfolio, it will provide the Fund's shareholders with thirty days written notice. The Fund is currently not contemplating such a move.


Risk/Return Summary

The Principal Goal, Strategies and Risks of the Fund

Goal:  Long term growth of capital.

Strategy: The Fund invests in the Portfolio. The Portfolio invests at least 80% of its assets primarily in the common stock of medium-sized companies at time of initial purchase. Medium-sized companies are those whose market capitalization range at the time of initial purchase are $1.0 billion to $11.0 billion and/or those companies whose market capitalization size is consistent with the Russell Midcap Growth Index. As of the June 30, 2002 reconstitution, the market capitalization range of the Russell Midcap Growth Index was $420 million to $11.3 billion. In selecting investments, PIC does an analysis of individual companies and invests in those medium-capitalization companies which it believes have the best prospects for future growth of earnings and revenue.

The Principal Risks of Investing in the Fund

By itself, the Fund is not a complete, balanced investment plan. And the Fund cannot guarantee that it will reach its goal. As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. For example, the following risks could affect the value of your investment:

Market Risk: The value of the Portfolio's investments will vary from day to day. The value of the Portfolio's investments generally reflect market conditions, interest rates and other company, political and economic news. Stock prices can rise and fall in response to these factors for short or extended periods of time. Therefore, when you sell your shares, you may receive more or less money than you originally invested.

Medium Company Risk: The securities of medium, less well-known companies may be more volatile than those of larger companies. Such companies may have limited product lines, markets or financial resources and their securities may have limited market liquidity.


Foreign Securities Risk: The Portfolio may invest in foreign securities. Investments in foreign securities involve risks that are not typically associated with domestic securities. The performance of foreign securities depends on different political and economic environments and other overall economic conditions than domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers and they may not be subject to similar financial reporting standards. Foreign stock markets have different clearance and settlement procedures, and higher commissions and transaction costs, than U.S. markets. Certain other adverse developments could occur, such as expropriation or confiscatory taxation, or other developments that could adversely affect the Portfolio's investments and its ability to enforce contracts.


Portfolio Turnover Risk: A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Fund's performance.

Who May Want to Invest

The Fund may be appropriate for investors who are seeking capital appreciation through a portfolio of medium-size companies and are willing to accept the greater risk of investing in such companies.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance


The following performance information indicates some of the risks of investing in the Fund. This information is based on the performance of the Portfolio. Prior to the creation of the Fund, Mid Cap Fund B was the only investor in the Portfolio, in which it had all its assets invested. The information below has been adjusted for the fees and expenses of Mid Cap Fund B. The bar chart shows how the total return has varied from year to year. The table shows the average returns over time compared with a broad-based market index. This past performance will not necessarily continue in the future. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(K) plans and individual retirement accounts. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.


[The following is the bar chart]

Mid Cap Fund B

CALENDAR YEAR TOTAL RETURNS

2000        12.18%
2001        (26.28)%
2002        (30.28)%

[End of bar chart]

Best quarter: up 26.22%, 1st quarter 2000
Worst quarter: down -30.88%, 3rd quarter 2001

Average Annual Total Returns as of December 31, 2002

                                                               Since Inception
                                            1 Year             (March 31, 1999)
                                            ------             ----------------
Mid Cap Fund B*
      Return Before Taxes                   -33.77%                 -0.78%
      Return After Taxes on
      Distributions                         -33.77%                 -0.98%
      Return After Taxes on
      Distributions and Sale of             -20.73%                 0.38%
      Fund Shares
Russell Midcap Growth
Index**                                     -27.41%                 -7.44%


----------------
* Information for periods prior to _________, 2003 is based on the performance of Mid Cap Fund B. Since Mid Cap Fund B has higher fees and expenses than the Fund, the returns of the Fund would be higher than those of Mid Cap Fund B.
** The Russell Midcap Growth Index consists of stocks from the Russell Midcap Index with a greater-than-average growth orientation. The Russell Midcap Index consists of the smallest 800 companies in the Russell 1000 Index, as ranked by total market capitalization. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields, and higher forecasted growth values than the value universe.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                 None
Maximum deferred sales (load) charge
  (as a percentage of purchase or sale price, whichever is less)      None
Redemption and Exchange fee*                                          1.00%

---------
* Shareholders will be charged a 1% fee on redemptions or exchanges made within 30 days of purchase


Annual Operating Expenses*
(expenses that are deducted from Fund and/or Portfolio assets)

Portfolio Expenses
     Management Fee                                                   0.70%
     Other Expenses                                                   0.90%+

Fund Expenses
     Administration Fee to PIC                                        0.20%
     Other Expenses                                                   0.10%+
                                                                      -----
Total Annual Fund Operating Expenses                                  1.90%+
Expense Reimbursements**                                              (0.90%)
                                                                      -------
Net Expenses                                                          1.00%+
                                                                      =====


-----------------
* The table above and the Example below reflect the expenses of the Fund and the Portfolio.
** Pursuant to a contract with the Fund, PIC has agreed to reimburse the Fund and Portfolio for investment advisory fees and other expenses until March 1, 2013. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if, within three subsequent years, the Fund's expenses are less than the limit agreed to by PIC. Any reimbursements to PIC are subject to approval by the Board of Trustees.
+ Other expenses are based on estimated expenses for the first year of the Fund's operations.

Example: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example is only an illustration, and your actual costs may be higher or lower. Let's say, hypothetically, that the Fund's annual return is 5%, that all dividends and distributions are reinvested and that the Fund's operating expenses remain the same. For every $10,000 you invest, here's how much you would pay in total expenses for the time periods shown if you redeemed your shares at the end of the period:

After 1 year                        $117

After 3 years                       $365
After 5 years                       $633
After 10 years                      $1,398

Structure of the Fund and the Portfolio

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio. The Portfolio is a separate registered investment company with the same investment objective as the Fund. Since the Fund will not invest in any securities other than shares of the Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. The Fund's and Portfolio's investment objective cannot be changed without shareholder approval.

The Portfolio may sell its shares to other funds and institutions as well as to the Fund. All who invest in the Portfolio do so on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, these other funds may sell their shares to the public at prices different from the Fund's prices. This would be due to different sales charges or operating expenses, and it might result in different investment returns to these other funds' shareholders.

More Information About the Fund's Investments, Strategies and Risks

As described earlier, the Fund invests all of its assets in the Portfolio. This section gives more information about how the Portfolio invests.

PIC supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold. PIC's research professionals meet personally with the majority of the senior officers of the companies in the Portfolio to discuss their abilities to generate strong revenue and earnings growth in the future.

PIC's investment professionals focus on individual companies rather than trying to identify the best market sectors going forward. This is often referred to as a "bottom-up" approach to investing. PIC seeks companies that have displayed exceptional profitability, market share, return on equity, reinvestment rates and sales and dividend growth. Companies with significant management ownership of stock, strong management goals, plans and controls, and leading proprietary positions in given market niches are especially attractive. Finally, the valuation of each company is assessed relative to its industry, earnings growth and the market in general.

The Fund seeks long term growth of capital by investing in the Portfolio, which in turn invests primarily in the common stock of medium-sized companies. PIC will invest at least 80%, and normally at least 95%, of the Portfolio's total assets in these securities. The Portfolio has flexibility, however, to invest the balance in other market capitalizations and security types. Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements in value. However, they tend to involve less risk than stocks of small companies.

The Portfolio invests to a limited degree in foreign securities, but is authorized to invest up to 20% of its total assets in such securities. Foreign investments involve additional risks including currency fluctuations, political and economic instability, availability of information, differences in financial reporting standards, less stringent regulation and differing expenses of securities markets, and confiscatory taxation.


In determining whether to sell a security, PIC considers the following: (a) whether there is a fundamental change in the company or industry outlook; (b) whether the company has met or exceeded PIC's price target; (c) whether a stock has declined 20% from a recent high or purchase price; (d) if the security is one of the bottom decile performers; or (e) if the security "graduates" because the market cap exceeds the criteria due to price appreciation. PIC continually reviews the company's relative price-to-earnings ratios as they compare to the growth rate or historical rations.

The Portfolio seeks to spread investment risk by diversifying its holdings among many companies and industries. PIC normally invests the Portfolio's assets according to its investment strategy. However, the Portfolio may depart from its principal investment strategies by making short-term investments in high-quality cash equivalents for temporary, defensive purposes. At those times, the Fund would not be seeking its investment objective.

Management

PIC is the investment advisor to the Portfolio in which the Fund invests. PIC's address is 300 North Lake Avenue, Pasadena, CA 91101. PIC traces its origins to an investment partnership formed in 1951. It is now an indirect, wholly owned subsidiary of Old Mutual plc. Old Mutual is a United Kingdom-based financial services group with substantial asset management, insurance and banking businesses. An investment committee of PIC formulates and implements an investment program for the Portfolio, including determining which securities should be bought and sold.

The Portfolio pays an investment advisory fee to PIC for managing the Portfolio's investments. Last year, as a percentage of average daily net assets, the Portfolio paid 0.23%, net of waiver.

Your Account

Ways to Set Up Your Account

Individual or Joint Tenant for your General Investment Needs

Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

Retirement
To shelter your retirement savings from taxes

Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

o Individual Retirement Accounts (IRAs) allow anyone of legal age and under 701/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.

o Rollover IRAs retain special tax advantages for certain distributions from employer-sponsored retirement plans.

o Keogh or Corporate Profit Sharing and Money Purchase Pension Plans allow self-employed individuals or small business owners (and their employees) to make tax-deductible contributions for themselves and any eligible employees up to $30,000 per year.

o Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

o    403(b)  Custodial  Accounts are  available to employees of most  tax-exempt
     institutions,   including   schools,   hospitals   and   other   charitable
     organizations.

o 401(k) Programs allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

Gifts or Transfers to Minor (UGMA, UTMA)
To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $11,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).

Trust
For money being invested by a trust

The trust must be established before an account can be opened.

Business or Organization
For investment needs of corporations, associations, partnerships or other groups

Does not require a special application.

Calculation of Net Asset Value

Once each business day, the Fund calculates its net asset value per share ("NAV"). NAV is calculated at the close of regular trading on the New York Stock Exchange ("NYSE"), which is normally 4 p.m., Eastern time. NAV will not be calculated on days that the NYSE is closed for trading.

The Fund's assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

How to Buy Shares


The price you will pay to buy Fund shares is based on the Fund's NAV. If your investment is accepted, shares are purchased at the next NAV calculated after the investment is received.


If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call (800) 618-7643 for more information and a retirement application.

If you buy shares by check and then sell those shares within two weeks, the payment may be delayed for up to seven business days to ensure that your purchase check has cleared.

If you are investing by wire, please be sure to call (800) 618-7643 before sending each wire.

In compliance with the USA Patriot Act of 2001, please note that the Fund's transfer agent will verify certain information on your account application as part of the Fund's Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Fund's transfer agent at (800) 618-7643 if you need additional assistance when completing your application. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of another person(s) authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund and PIC reserve the right to close your account or take any other action they deem reasonable or required by law.

Minimum Investments

To Open an Account                        $1 million

The Fund may, its discretion, waive the minimum investment for employees and affiliates of PIC or any other person or organization deemed appropriate.

For retirement accounts                       $250

To Add to an Account                       $250

For retirement plans                   $250

Minimum Balance                  $1,000

For retirement accounts               $500

For Information:                      (800) 618-7643

To Invest

By Mail:

     Provident Investment Counsel Funds
     P.O. Box 9826
     Providence, RI 02940

By Wire:
     Call: (800) 618-7643 to set up an account and arrange a wire transfer

By Overnight Delivery:
     Provident Investment Counsel Funds
     400 Bellevue Parkway
     Wilmington, DE 19809


How to Sell Shares
You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus. Remember that if you redeem shares of the Fund after holding them for less than thirty days, the Fund will charge a fee of 1.00% of the value of the shares redeemed. This fee is paid to the Fund to cover the costs of maintaining accounts that are abnormally active.


To sell shares in a non-retirement account, you may use any of the methods described on these two pages. If you are selling some but not all of your shares, you must leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).

Certain requests must include a signature guarantee. It is designed to protect you and the Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

o    You wish to redeem more than $100,000 worth of shares,

o    Your account registration has changed within the last 30 days,

o The check is being mailed to a different address from the one on your account (record address), or

o    The check is being made payable to someone other than the account owner.

Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Fund's transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A notary public cannot provide a signature guarantee.

Selling Shares in Writing

Write a "letter of instruction" with:

o    Your name,

o    Your Fund Account number,

o    The dollar amount or number of shares to be redeemed, and

o Any other applicable requirements listed under "Important Redemption Information."

Unless otherwise instructed, PIC will send a check to the record address.

Mail your letter to:
Provident Investment Counsel Funds
P.O. Box 9826
Providence, RI 02940

Important Redemption Information


                       Account Type        Special Requirements

Phone               All account types      *  Your   telephone   call   must  be
(800) 618-7643      except retirement      received by 4 p.m. Eastern time to be
                                           redeemed on that day  (maximum  check
                                           request $100,000).

Mail or in          Individual,  Joint     The  letter of  instructions  must be
Person                                     signed  by all  persons  required  to
                                           sign  for  transactions,  exactly  as
                                           their names appear on the account.





                    Tenant, Sole
                    Proprietorship,
                    UGMA, UTMA

                    Retirement Account     * The account owner should complete a
                                           retirement  distribution  form.  Call
                                           (800) 618-7643 to request one.


                    Trust * The trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

                    Business or            * At least one person  authorized  by
                    Organization           corporate  resolutions  to act on the
                                           account must sign the letter.

                                           * Include a corporate resolution with
                                           corporate   seal   or   a   signature
                                           guarantee.




                    Executor,              *    Call    (800)    618-7643    for
                    Administrator,         instructions.
                    Conservator, Guardian

Wire All account types You must sign up for the wire feature except retirement before using it. To verify that it is
                                           in  place,   call   (800)   618-7643.
                                           Minimum redemption wire: $5,000.

                                           * Your wire  redemption  request must
                                           be received by the Fund before 4 p.m.
                                           Eastern  time  for  money to be wired
                                           the next business day.

Investor Services

PIC provides a variety of services to help you manage your account.

Information Services

PIC's telephone representatives can be reached at (800) 618-7643.

Statements and reports that PIC sends to you include the following:

o Confirmation statements (after every transaction that affects your account balance or your account registration)

o    Annual and semi-annual shareholder reports (every six months)

Transaction Services

Exchange Privilege


You may sell your Fund shares and buy shares of other funds within the PIC Investment Trust by telephone or in writing. Note that exchanges into each Fund are limited to four per calendar year, may under certain circumstances involve payment of a redemption fee, and may have tax consequences for you. Also see "Shareholder Account Policies".


Regular Investment Plans

One easy way to pursue your financial goals is to invest money regularly. PIC offers convenient services that let you transfer money into your Fund account automatically. Automatic investments are made on the 20th day of each month or, if that day is a weekend or holiday, on the prior business day. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long term financial goals. Certain restrictions apply for retirement accounts. Call (800) 618-7643 for more information.

Shareholder Account Policies

Dividends, Capital Gains and Taxes

The Fund distributes substantially all of its income and capital gains, if any, to shareholders each year in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call (800) 618-7643 for instructions. The Fund offers three options:

1. Reinvestment Option. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.

3. Cash Option. You will be sent a check for your dividend and capital gain distributions.

For retirement accounts, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash.

When the Fund deducts a distribution from its NAV, the reinvestment price is the Fund's NAV at the close of business that day. Cash distribution checks will be mailed within seven days.

Understanding Distributions

As a Fund shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes its net income along to investors as distributions which are taxed as dividends; long term capital gain distributions are taxed as long term capital gains regardless of how long you have held your Fund shares. Every January, PIC will send you and the IRS a statement showing the taxable distributions.

Taxes on Transactions. Your redemptions are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

Whenever you sell shares of the Fund, PIC will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether the sale resulted in a capital gain and, if so, the amount of the tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

Transactions Details

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to federal income tax withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the Fund to withhold federal income taxes from your taxable distributions and redemptions.

You may initiate many transactions by telephone. PIC may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. PIC will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the liability to redeem or exchange by telephone, call PIC for instructions.

The Fund reserves the right to suspend the offering of shares for a period of time. The Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Privilege." Purchase orders may be refused if, in PIC's opinion, they would disrupt management of the Fund.

Please note this about purchases:

o All of your purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

o    PIC does not accept cash or third party checks.

o When making a purchase with more than one check, each check must have a value of at least $50.

o The Fund reserves the right to limit the number of checks processed at one time.

o If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent has incurred.

To avoid the collection period associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.

You may buy shares of the Fund or sell them through a broker, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.

Certain financial institutions that have entered into sales agreements with PIC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Please note this about redemptions:

o Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days to pay you.

o Redemptions may be suspended or payment dates postponed beyond seven days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.


o If you redeem shares of the Fund after holding them for less than thirty days, the Fund will charge a fee of 1.00% of the value of the shares redeemed. This fee is paid to the Fund to cover the costs of maintaining accounts that are abnormally active.

o PIC reserves the right to deduct an annual maintenance fee of $12.00 from accounts with a value of less than $1,000. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher cost of servicing smaller accounts.


o PIC also reserves the right to redeem the shares and close your account if it has been reduced to a value of less than $1,000 as a result of a redemption or transfer. PIC will give you 30 days prior notice of its intention to close your account.


Please note this about exchanges:

As a shareholder, you have the privilege of exchanging shares of the Fund for shares of other funds within the Trust. However, you should note the following:

o    The fund you are exchanging into must be registered for sale in your state.

o You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

o    Before exchanging into a fund, read its prospectus.

o Exchanges are considered a sale and purchase of fund shares for tax purposes and may result in a capital gain or loss.

o Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for the purposes of the four exchange limit.

o Each fund reserves the right to refuse exchange purchases by any person or group if, in PIC's judgment, the underlying portfolio of the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.



                                 PRIVACY NOTICE

PIC Investment Trust, Provident Investment Counsel and Quasar Distributors, LLC collect non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

                          Provident Investment Counsel

                                 Mid Cap Fund I



For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during their last fiscal year.

Statement  of  Additional  Information  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of the Fund's reports and SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

              Provident Investment Counsel
                      P.O. Box 9826
                  Providence, RI 02940
                Telephone: 1-800-618-7643

You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available:

Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov.

For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

                  (The Trust's SEC Investment Company Act File No. is 811-06498)

                                            Subject to Completion, March 7, 2003

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                              PIC INVESTMENT TRUST

                          PROVIDENT INVESTMENT COUNSEL
                                 MID CAP FUND I

                       Statement of Additional Information
                             Dated ________ __, 2003

This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the prospectus dated _______ __, 2003, as may be amended, of the Provident Investment Counsel Mid Cap Fund I, a series of PIC Investment Trust (the "Trust"). The Provident Investment Counsel Mid Cap Fund I (the "Fund") invests in the PIC Mid Cap Portfolio (the "Portfolio").

Provident Investment Counsel (the "Advisor") is the Advisor to the Portfolio. A copy of the Fund's prospectus may be obtained from the Trust at 300 North Lake Avenue, Pasadena, CA 91101-4106, telephone (800) 618-7643.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND POLICIES..............................................3
INVESTMENT RESTRICTIONS.......................................................10
MANAGEMENT....................................................................11
CONTROL PERSONS...............................................................15
CUSTODIAN AND AUDITORS........................................................18
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................19
PORTFOLIO TURNOVER............................................................20
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................21
NET ASSET VALUE...............................................................21
TAXATION......................................................................22
DIVIDENDS AND DISTRIBUTIONS...................................................24
PERFORMANCE INFORMATION.......................................................25
ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM......................................27
GENERAL INFORMATION...........................................................27
FINANCIAL STATEMENTS..........................................................29

                        INVESTMENT OBJECTIVE AND POLICIES

            Introduction. The investment objective of the Fund is to provide long-term growth of capital. There is no assurance that the Fund will achieve its objective. The Fund will attempt to achieve its objective by investing all of its assets in shares of the Portfolio. The Portfolio is a diversified open-end management investment company having the same investment objective as the Fund. Since the Fund will not invest in any securities other than shares of the Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. The Fund's and the Portfolio's investment objective cannot be changed without shareholder approval.

            In addition to selling its shares to the Fund, the Portfolio may sell its shares to other mutual funds or institutional investors. All investors in the Portfolio invest on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, other investors in the Portfolio may sell their shares to the public at prices different from those of the Fund as a result of the imposition of sales charges or different operating expenses. You should be aware that these differences may result in different returns from those of investors in other entities investing in the Portfolio. Information concerning other holders of interests in the Portfolio is available by calling
(800) 618-7643.

            The overall management of the Trust and the Portfolio is over-seen by separate Boards of Trustees (together "Boards of Trustees"), which are currently comprised of the same Trustees. The Trustees of the Trust believe that this structure may enable the Fund to benefit from certain economies of scale, based on the premise that certain of the expenses of managing an investment portfolio are relatively fixed and that a larger investment portfolio may therefore achieve a lower ratio of operating expenses to net assets. Investing the Fund's assets in the Portfolio may produce other benefits resulting from increased asset size, such as the ability to participate in transactions in securities which may be offered in larger denominations than could be purchased by the Fund alone. The Fund's investment in the Portfolio may be withdrawn by the Trustees at any time if the Board determines that it is in the best interests of the Fund to do so. If any such withdrawal were made, the Trustees would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment company or the retaining of an investment advisor to manage the Fund's assets directly. For more information about the Boards of Trustees, see "Management."

            Whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders, and the Fund's votes with respect to the Portfolio will be cast in the same proportion as the shares of the Fund for which voting instructions are received.

Securities and Investment Practices

            The discussion below supplements information contained in the prospectus as to policies of the Fund and the Portfolio. Because the investment characteristics of the Fund will correspond directly to those of the Portfolio, the discussion refers to those investments and techniques employed by the Portfolio. PIC may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Portfolio achieve its goals.

            Equity Securities. Equity securities are common stocks and other kinds of securities that have the characteristics of common stocks. These other securities include bonds, debentures and preferred stocks which can be converted into common stocks. They also include warrants and options to purchase common stocks.

            Short-Term Investments. Short-Term Investments are debt securities that mature within a year of the date they are purchased by the Portfolio. Some specific examples of short-term investments are commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements. The Portfolio will only purchase short-term investments which are "high quality," meaning the investments have been rated A-1 by Standard & Poor's Rating Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or have an issue of debt securities outstanding rated at least A by S&P or Moody's. The term also applies to short-term investments that PIC believes are comparable in quality to those with an A-1 or Prime-1 rating. U.S. Government securities are always considered to be high quality.

            Repurchase Agreements. Repurchase agreements are transactions in which the Fund or the Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

            Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund and the Portfolio intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Boards of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Boards' general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund and the Portfolio intend to comply with provisions under such Code that would allow them immediately to resell the collateral.

            Futures Contracts. The Portfolio may buy and sell stock index futures contracts. The Portfolio will not engage in transactions in futures contracts or related options for speculation, but may enter into futures contracts and related options for hedging purposes, for the purpose of remaining fully invested or maintaining liquidity to meet shareholder redemptions, to minimize trading costs, or to invest cash balances.

            A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

            Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. Entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities.

            A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.

            A futures option gives the holder, in return for the premium paid, the right to buy (call) or sell (put) to the writer of the option a futures contract at a specified price at any time during the term of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price.

            There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures on stock indices.

            In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

            Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

            Investments in futures options involve some of the same risks as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option, and an option may be more risky than ownership of the futures contract. In general, the market prices of options are more volatile than the market prices of the underlying futures contracts.

            The Portfolio will not purchase or sell futures contracts, as a result, the amount of margin deposit on the Portfolio's futures positions would exceed 5% of the market value of the Portfolio's net assets.

            Foreign Securities. The Portfolio may invest in foreign issuers in foreign markets. In addition, the Portfolio may invest in American Depositary Receipts ("ADRs"), which are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets. A depositary may issue unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR. The Portfolio may invest no more than 20% of its total assets in foreign securities, and it will only purchase foreign securities or ADRs which are listed on a national securities exchange or included in the NASDAQ system.

            Foreign securities and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments, especially those in developing countries, more volatile.

            Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward contracts with respect to specific transactions. For example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Portfolio will thereby be to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

            The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the
Portfolio to sustain losses on these contracts and transaction costs. The Portfolio may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency or (2) the Portfolio maintains a segregated account as described below. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

            At or before the maturity date of a forward contract that requires the Portfolio to sell a currency, the Portfolio may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

            The cost to the Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

            Lending Fund Securities. To increase its income, the Portfolio may lend its portfolio securities to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulatory requirements. The Portfolio has adopted an operating policy that limits the amount of loans to not more than 25% of the value of the total assets of the Portfolio. During the time the Portfolio's portfolio securities are on loan, the borrower pays the Portfolio an amount equivalent to any dividends or interest paid on such securities, and the Portfolio may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or secured a letter of credit. The amounts received by the Portfolio will be reduced by any fees and administrative expenses associated with such loans. In addition, such loans involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, such securities lending will be made only when, in the Advisor's judgment, the income to be earned from the loans justifies the attendant risks. Loans are subject to termination at the option of the Portfolio or the borrower.

            Segregated Accounts. When the Portfolio writes an option, sells a futures contract or enters into a forward foreign currency exchange contract, it will establish a segregated account with its custodian bank, or a securities depository acting for it, to hold assets of the Portfolio in order to insure that the Portfolio will be able to meet its obligations. In the case of a call that has been written, the securities covering the option will be maintained in the segregated account and cannot be sold by the Portfolio until released. In the case of a put that has been written or a forward foreign currency contract that has been entered into, liquid securities will be maintained in the segregated account in an amount sufficient to meet the Portfolio's obligations pursuant to the put or forward contract. In the case of a futures contract, liquid securities will be maintained in the segregated account equal in value to the current value of the underlying contract, less the margin deposits. The margin deposits are also held, in cash or U.S. Government securities, in the segregated account.

            When-Issued Securities. The Portfolio may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Portfolio's net asset value. During the period between purchase and settlement, no payment is made by the Portfolio and no interest accrues to the Portfolio. At the time of settlement, the market value of the security may be more or less than the purchase price. The Portfolio will limit its investments in when-issued securities to less than 5% of its total assets. When the Portfolio purchases securities on a when-issued basis, it maintains liquid assets in a segregated account with its Custodian in an amount equal to the purchase price as long as the obligation to purchase continues.

            U.S. Government Securities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Banks, the Federal National Mortgage Association and the Student Loan Marketing Association.

            Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

            Among the U.S. Government securities that the Portfolio may purchase are "mortgage-backed securities" of the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Association ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae"). These mortgage-backed securities include "pass-through" securities and "participation certificates"; both are similar, representing pools of mortgages that are assembled, with interests sold in the pool; the assembly is made by an "issuer" which assembles the mortgages in the pool and passes through payments of principal and interest for a fee payable to it. Payments of principal and interest by individual mortgagors are "passed through" to the holders of the interest in the pool, thus, the payments to holders include varying amounts of principal and interest. Prepayment of the mortgages underlying these securities may result in the Portfolio's inability to reinvest the principal at comparable yields.


            Another type of mortgage-backed security is the "collateralized mortgage obligation" ("CMOs"). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs typically pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by Ginnie Mae, Freddie Mac and Fannie Mae and their income streams more typically collateralize them. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.


            Debt Securities and Ratings. Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Portfolio has acquired the security. The Advisor will consider whether the Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

                             INVESTMENT RESTRICTIONS

            The Trust (on behalf of the Fund) and the Portfolio have adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the 1940 Act, of the outstanding voting securities of the Fund or the Portfolio. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund or the Portfolio represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund or the Portfolio. Except with respect to borrowing, changes in values of assets of the Fund or Portfolio will not cause a violation of the investment restrictions so long as percentage restrictions are observed by the Fund or Portfolio at the time it purchases any security.

            As a matter of fundamental policy, the Portfolio is diversified; that means that at least 75% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other investment companies, and securities of issuers each of which represents no more than 5% of the value of the Portfolio's total assets and no more than 10% of the issuer's outstanding voting securities. The Fund invests all of its assets in shares of the Portfolio. The Fund's and the Portfolio's investment objective is fundamental.

            In addition, the Fund or Portfolio may not:

            1. Issue senior securities, borrow money or pledge its assets, except that the Fund or the Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it may not make investments while borrowings in excess of 5% of the value of its total assets are outstanding; provided that such borrowings may be made only to the extent that the value of the Fund's and/or the Portfolio's total assets, as the case may be, less its liabilities other than borrowings (including borrowings pursuant to item (a) or otherwise), is equal at all times to at least 300% of all borrowings (including the proposed borrowing;

            2. Make short sales of securities or maintain a short position;

            3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

            4. Act as underwriter (except to the extent the Fund or Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

            5. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that the Fund may invest more than 25% of its assets in shares of the Portfolio;

            6. Make loans (except for investments in debt securities consistent with the investment policies of the Fund and the Portfolio and in repurchase agreements and except that the Portfolio may make loans of portfolio securities); or

            8. Make investments for the purpose of exercising control or management.

            The Portfolio observes the following restrictions as a matter of operating but not fundamental policy. The Portfolio may not:

            1. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law;

            2. Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid);

            3. Make loans of portfolio securities in an amount exceeding 25% of its total assets;

            4. Write put or call options; or

            5. Purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase and sell stock index futures contracts.


                                   MANAGEMENT

            The overall  management  of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, administrator, custodian and transfer agent. Likewise, the Portfolio has a Board of Trustees which has comparable responsibilities, including approving agreements with the Advisor. The day to day operations of the Trust and the Portfolio are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

         The following table lists the Trustees and officers of the Trust, including the Trustees that are not "interested persons" of the Trust or the Advisor as that term is defined in the 1940 Act ("Independent Trustees"), their business addresses and principal occupations during the past five years. Unless otherwise noted, each individual has held the position listed for more than five years.


                              Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      # of Portfolios
                            Position(s)    Term of Office  Principal Occupation       in Fund Complex
                            Held with the  and Length of   During Past                Overseen by      Other Directorships Held by
Name, Address and Age       Trust          Time Served     Five Years                 Trustee          Trustee
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards           Trustee        Since 1993      Consulting principal       13               Trustee of PBHG Funds, Inc.
(age 56)                                                   of Syrus Associates                         and PBHG Insurance Series
c/o Provident Investment                                   (consulting firm)                           Fund, Inc.; Trustee of EQ
Counsel                                                    (1986 to 2002).                             Advisors Trust
300 North Lake Avenue
Pasadena, CA 91101

Richard N. Frank            Trustee        Since 1993      Chief Executive            13               N/A
(age 79)                                                   Officer of Lawry's
234 E. Colorado Blvd.                                      Restaurants, Inc.
Pasadena, CA  91101                                        (restaurant company);
                                                           formerly, Chairman of
                                                           Lawry's Foods, Inc.
                                                           (restaurants and food
                                                           seasoning) (1997 -
                                                           2002).

James Clayburn LaForce      Trustee        Since 1993      Dean Emeritus of John E.   13               Director, The Payden & Rygel
(age 74)                                                   Anderson Graduate                           Investment Group, The
P.O. Box 1595                                              School of Management,                       Metzler/Payden Investment
Pauma Valley, CA  95061                                    University of                               Group, BlackRock Funds,
                                                           California,                                 Jacobs Engineering, and
                                                           Los Angeles.                                Cancervax; Trustee of
                                                                                                       Advisors Series Trust (May
                                                                                                       2002 to present); Arena
                                                                                                       Pharmaceutical (January 2003
                                                                                                       to present)

Wayne H. Smith              Trustee        Since 1993      President of Wayne H.      13               Director, Sunlaw
(age 61)                                                   Smith Consulting,                           Energy Company (an
150 N. Orange Grove Blvd.                                  Inc. (July 2002 to                          independent
Pasadena, CA  91103                                        present); Vice                              electrical power
                                                           President Financial                         company, Vernon,
                                                           Services of Avery                           California (February
                                                           Dennison Corporation                        2002 to Present);
                                                           (a pressure sensitive                       Director, Equigene
                                                           material and office                         Research (a high-tech
                                                           products manufacturer)                      company) (February
                                                           (June 2001 to June 2002);                   2002 to present).
                                                           Vice President and
                                                           Treasurer of Avery
                                                           Dennison Corporation
                                                           (1979 to June 2001).

Kevin E Villani             Trustee        Since 2002      Consultant (1999 -         13               Trustee of PIC Funds.
(age 54)                                                   2002), Executive Vice
5658 Dolphin Place                                         President/Chief
La Jolla, CA  92037                                        Executive Officer of
                                                           ICII, a Financial
                                                           Services Company.


William S. Anderson         Trustee        Since 2002      Executive Vice             13               Director of Mellon First
(age 45)                                                   President of Topa                           Business Bank (since 1997);
1800 Avenue of the Stars,                                  Equities, Ltd., a                           Director of Country Title
Suite 1400                                                 diversified holding                         Holding (since 2000).
Los Angeles, CA 90067                                      company.


                         Interested Trustees & Officers
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      # of Portfolios
                            Position(s)    Term of Office  Principal Occupation       in Fund Complex
                            Held with the  and Length of   During Past                Overseen by      Other Directorships Held by
Name, Address and Age       Trust          Time Served     Five Years                 Trustee          Trustee
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Condon            Trustee        Since 1993      Managing Director of       13               N/A
(age 62)                                                   the Advisor.
300 North Lake Avenue
Pasadena, CA  91101

Aaron W.L. Eubanks, Sr.     Vice President Since 1999      Chief Operating            N/A              N/A
(age 40)                    and Secretary                  Officer of the
300 North Lake Avenue                                      Advisor since August
Pasadena, CA  91101                                        1999; formerly,
                                                           Director of
                                                           Operations of the
                                                           Advisor.

Thomas M. Mitchell          President      Since 2000      Managing Director of       N/A              N/A
(age 58)                                                   the Advisor since May
300 North Lake Avenue                                      1995; Executive Vice
Pasadena, CA                                               President of the
91101                                                      Advisor from May 1983
                                                           to May 1999.

William T. Warnick          Vice President Since 1999      Chief Financial            N/A              N/A
(age 35)                    and Treasurer                  Officer of the
300 North Lake Avenue                                      Advisor since August
Pasadena, CA  91101                                        1999; formerly
                                                           Controller of the
                                                           Advisor.


Board Committees

            The Board has two standing committees as described below:

            (1) Audit Committee - Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust. The Audit Committee meets at least once annually. During the fiscal year ended October 31, 2002, the Audit Committee met on March 19, 2002. The Audit Committee is comprised of only Independent Trustees-- Jettie M. Edwards, Richard N. Frank, James Clayburn LaForce, Wayne H. Smith, Kevin E. Villani and William S. Anderson.

            (2) Nominating Committee - Responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time. The Nominating Committee meets as necessary. During the fiscal year ended October 31, 2002, the Nominating Committee met on November 17, 2002. The Nominating Committee is comprised of only Independent Trustees-- Jettie M. Edwards, Richard N. Frank, James Clayburn LaForce, Wayne H. Smith, Kevin E. Villani and William S. Anderson.

Board Interest in the Portfolio

            Various Board members own shares of the Fund and other series of the Trust that are feeder funds into the Portfolio and other portfolios advised by the Advisor in the following dollar ranges as indicated below:

                                 A. $1-$10,000
                                 B. $10,001-$50,000
                                 C. $50,001-$100,000
                                 D. over $100,000


                            Balanced  Growth Fund   Growth Fund   Growth Fund   Mid Cap Fund    Mid Cap Fund
Name of Trustee             Fund A         A             B             I             B               I
---------------------------------------------------------------------------------------------------------------
Jettie Morrill Edwards        --           --            --            --            --              --
Wayne Smith                   --           --            --            --            --              --
James Clayborn LaForce        --           --            --            --            --              --
Richard Nathan Frank          --           --            --            --            D               --
Kevin Emil Villani            --           --            --            --            --              --
William Stewart Anderson      --           --            --            --            --              --



                                                                                             Aggregate Dollar Range of Equity
                                                                                             Securities in All Registered
                            Small Company   Small Company      Small Cap                     Investment Companies Overseen by
                             Growth Fund     Growth Fund      Growth Fund   Twenty Fund      Trustee in Family of Investment
Name of Trustee                   A               B                I             I           Companies(1)
---------------------------------------------------------------------------------------------------------------------------------
Jettie Morrill Edwards            --              --              --             --                     --
Wayne Smith                       C               --               C             --                      C
James Clayborn LaForce            A               A               --             --                      A
Richard Nathan Frank              D               --              --             --                      D
Kevin Emil Villani (2)            --              --              --             --                      C
William Stewart Anderson (2)      --              --              --             --                     --

(1) The aggregate dollar range of securities owned by the Trustees may include other Funds not discussed in this SAI.

(2)  Elected on 9/17/02

Trustee Interest in Advisor, Distributor or Affiliates

             Neither the Trustees who are not "interested persons" of the Portfolio, as that term is defined in the 1940 Act, nor members of their immediate families, own securities beneficially or of record in the Advisor, Quasar Distributors, LLC (the "Distributor") or any affiliate of the Advisor of Distributor. Accordingly, neither the Trustees who are "not interested" persons of the Funds, as that term is defined in the 1940 Act, nor members of their immediate family, have direct or indirect interests, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates.

Trustee Interest in Any Material Transactions with Advisor, Distributor or Affiliates

            During the two most recently completed calendar years, neither the Trustees who are not "interested persons" of the Fund, as that term is defined in the 1940 Act, nor members of their immediately family, have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the Distributor or any affiliate of the Advisor or Distributor were a party.

            The officers and Trustees of the Trust, as listed above, hold the same positions with the Portfolio.

Compensation

            The following compensation was paid to each of the following Trustees for the fiscal year ended October 31, 2002. No other compensation or retirement benefits were received by any Trustee or officer from the Trust or other registered investment company in the "Fund Complex."



------------------------------------------------------------------------------------------------------------------------------------
                                                                     Deferred            Deferred                   Total
                                                                    Compensation        Compensation            Compensation
                                                                     Accrued as          Accrued as           From Trust and
                              Aggregate           Aggregate           Part of             Part of               Portfolios
                             Compensation        Compensation          Trust            Portfolios               paid to
     Name of Trustee           from Trust        from Portfolios      Expenses(3)        Expenses(3)              Trustee
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards           $        12,500   $        12,500     $             0   $             0        $        25,000
------------------------------------------------------------------------------------------------------------------------------------
Wayne H. Smith              $        12,500   $        12,500     $             0   $             0        $        25,000
------------------------------------------------------------------------------------------------------------------------------------
Richard N. Frank            $             0   $             0     $        12,500   $        12,500        $        25,000
------------------------------------------------------------------------------------------------------------------------------------
Angelo R. Mozillo(1)        $             0   $             0     $         6,500   $         6,500        $        13,000
------------------------------------------------------------------------------------------------------------------------------------
James Clayburn LaForce      $             0   $             0     $        12,000   $        12,000        $        24,000
------------------------------------------------------------------------------------------------------------------------------------
Kevin E. Villani(2)         $             0   $             0     $         3,000   $         3,000        $         6,000
------------------------------------------------------------------------------------------------------------------------------------
William S. Anderson(2)      $         3,000   $         3,000     $             0   $             0        $         6,000
------------------------------------------------------------------------------------------------------------------------------------

(1)  Resigned on 6/18/2002
(2)  Elected on 9/17/2002
(3) On December 19, 1995, the Portfolio approved a Deferred Compensation Plan for Trustees (the "Deferred Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the other Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Deferred Plan. If a Trustee elects to defer payment, the Deferred Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Portfolio recognizes as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.


                                 CONTROL PERSONS

            A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Fund.

            The Fund does not currently have any Control Persons.

            As of January 31, 2003, shares of the Fund owned by the Trustees and officers as a group were less than 1%.

The Advisor

            The Trust does not have an investment advisor, although the Advisor performs certain administrative services for it, including providing certain officers and office space.

            The  following  information  is  provided  about the Advisor and the
Portfolio. Subject to the supervision of the Board of Trustees of the Portfolio, investment management and services will be provided to the Portfolio by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor will provide a continuous investment program for the Portfolio and make decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and USBFS, the Portfolio and the Trust are responsible for their operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or USBFS; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolio and the legal obligations with respect to which the Trust or the Portfolio may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.

            The Advisor is an indirect, wholly owned subsidiary of Old Mutual, plc, a public limited company based in the United Kingdom. Old Mutual is a financial services group with a substantial life assurance business in South Africa and other southern African countries and an integrated, international portfolio of activities in asset management, banking and general insurance. On September 26, 2000, Old Mutual acquired the assets of United Asset Management Corporation, the Advisor's parent company; on that date the Advisor entered into a new Advisory Agreement having the same terms as the previous Advisory Agreement with the Portfolio. The term "Advisor" also refers to the Advisor's predecessor.

            For its services, the Advisor receives a fee from the Portfolio at an annual rate of 0.70% of its average net assets. For the fiscal years ended October 31, 2002, 2001 and 2000, the Advisor was paid by the Fund as follows:

      --------------------------------------------------------------------
                  Total Fees         Fees Waived/        Balance Paid to
        Year  Accrued by Advisor   Expenses Absorbed         Advisor
      --------------------------------------------------------------------
        2002       $184,534            $122,967              $61,567
        2001       $227,461             $93,892             $133,569
        2000       $226,136            $104,920             $121,216
      --------------------------------------------------------------------

            For its services, the Advisor receives a fee from the Portfolio at an annual rate of 0.70% of its average net assets. For the fiscal year ended October 31, 2002, the Portfolio paid the Advisor fees of $61,567, net of a waiver of $122,967. For the fiscal year ended October 31, 2001, the Portfolio paid the Advisor fees of $133,569, net of a waiver of $93,892. For the fiscal year ended October 31, 2000, the Portfolio paid the Advisor fees of $121,216, net of a waiver of $104, 920.

            Under the Advisory Agreement, the Advisor will not be liable to the Portfolio for any error of judgment by the Advisor or any loss sustained by the Portfolio except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

            The Advisory Agreement will remain in effect for two years from its execution. Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.

            In determining whether to renew the Advisory Agreement, the Board of Trustees of the Portfolio evaluates information provided by the Advisor in accordance with Section 15(c) of the 1940 Act. At its December 17, 2002 meeting, the Board considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the Portfolio, fees and expenses borne by the Fund and the Portfolio, and financial results of the Advisor.

            In reviewing the quality of services for the Portfolio, the Board noted that for the relevant one-year and three-year periods ended October 31, 2002, the net asset value per share of Mid Cap Fund B (the only fund then investing in the Portfolio) had decreased, but that for both periods, Mid Cap Fund B had a return near or above the average of its peer group and above the Lipper Mid Cap Growth Index (which covers a larger range of similar mutual funds).

            The Board also considered a variety of other matters, including the quality and depth of the investment professionals employed by the Advisor, its brokerage and soft dollar practices, and its regulatory compliance procedures.

            In reviewing the investment advisory fees and total expenses, the Board noted that, with respect to Mid Cap Fund B, advisory fees and total expenses as a percentage of such fund's average net assets were favorable (at or below the top 50%) in relation to its peer group of mutual funds.

            Based on its review, the Board of Trustees as a whole, and the Independent Trustees separately, concluded that the terms of the Advisory Agreement were fair and reasonable and similar to those which could have been obtained through arms-length negotiations, and approved renewal of such Agreement.

            The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolio at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Portfolio. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

            The Advisor also provides certain administrative services to the Trust pursuant to an Administration Agreement, including assisting shareholders of the Trust, furnishing office space and permitting certain employees to serve as officers and Trustees of the Trust. For its services, it earns a fee at the rate of 0.20% of the average net assets of the Fund. The Advisor did not receive any fees for administrative services for the fiscal years ended October 31, 2002, 2001 and 2000.

            The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund or the Portfolio if, within three subsequent years, the Fund's expenses are less than the limit agreed to by the Advisor.

The Administrator

            The Fund and the Portfolio pay a monthly administration fee to U.S. Bancorp Fund Services, LLC ("USBFS") for managing some of their business affairs.

            For the fiscal years ended October 31, 2002, 2001 and 2000, the Portfolio paid USBFS fees in the amounts of $45,625, $45,625 and $45,552, respectively.

The Distributor

            Quasar  Distributors,   LLC,  615  E.  Michigan  Street,  Milwaukee,
Wisconsin 53202, is the Trust's principal underwriter. The Distributor is an affiliate of USBFS. The Distributor does not receive any sales commissions.


                             CUSTODIAN AND AUDITORS

            The Trust's custodian, PFPC Trust Company, 8800 Tinicum Blvd., Philadelphia, PA 19153, is responsible for holding the Fund's assets. PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809, acts as the Fund's transfer agent; its mailing address is P.O. Box 8943, Wilmington, DE 19899. The Trust's independent accountants, PricewaterhouseCoopers LLP,

1177 Avenue of the Americas, New York, New York 10036 assist in the preparation of certain reports to the Securities and Exchange Commission and the Fund's tax returns.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

            The Advisory Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held by the Portfolio by placing purchase and sale orders for the Portfolio, the Advisor shall select such broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Advisory Agreement to consider the reliability, integrity and financial condition of the broker. The Advisor also is authorized by the Advisory
Agreement to consider whether the broker provides research or statistical information to the Portfolio and/or other accounts of the Advisor. The Advisor may select brokers who sell shares of the Portfolio or the Fund.

            The Advisory Agreement states that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreement provides that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by the Advisory Agreement; (ii) were for products or services which provide lawful and appropriate assistance to its decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other
institutional   investors  as  such  rates  may  become  known  from   available
information.

            Brokerage commissions for the Portfolio for the past three fiscal years ended October 31, 2000, 2001, and 2002 were as follows:

                                Mid Cap Portfolio
   --------------------------------------------------------------------------
      Year     Brokerage Commissions      Portion Paid for Research Services
   --------------------------------------------------------------------------
      2002           $98,926                           $1,309
      2001           $62,594                           $3,002
      2000           $53,458                           $2,763
   --------------------------------------------------------------------------

            The increase in brokerage commissions from 2001 to 2002 resulted from a change in the placement of orders for Nasdaq securities, which constitute approximately 70% of the securities in the Mid Cap Portfolio. Beginning in January 2002, a majority of brokers began requiring Nasdaq orders on an agency basis only. Prior to January 2002, these securities were traded on a principal basis with commissions being included in the overall price paid by the Portfolio for the security and the agency commission on the transaction not being factored into the aggregate agency commissions paid. Although there are now greater reported commissions, the price being paid for the underlying securities has been lowered and the net effect is that overall commissions paid per transaction have decreased since 2001.

            The  research  services  discussed  above may be in written  form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Portfolio in the valuation of its investments. The research which the Advisor receives for the Portfolio's brokerage commissions, whether or not useful to the Portfolio, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions may be useful to the Portfolio.

            The debt securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Portfolio directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.


                               PORTFOLIO TURNOVER

            Although the Portfolio generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Portfolio's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage." Portfolio turnover rates were for the past two fiscal years ended October 31, 2001 and 2002 were as follows:

                             Portfolio Turnover Rate
                       ----------------------------------
                               2002         2001
                       ----------------------------------
                              259.69%      148.64%
                       ----------------------------------

            The increase in turnover for 2002 resulted from the realization of losses on certain portfolio positions prior to the reorganization of the PIC Mid Cap Fund A series of the Trust in July 2002.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

            Reference is made to "Ways to Set Up Your Account - How to Buy Shares - How To Sell Shares" in the prospectus for additional information about purchase and redemption of shares. You may purchase and redeem shares of the Fund on each day on which the New York Stock Exchange ("Exchange") is open for trading. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

            The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund's assets). The Trust has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


                                 NET ASSET VALUE

            The net asset value of the Fund's and the Portfolio's shares will fluctuate and is determined as of the close of trading on the Exchange (normally 4:00 p.m. Eastern time) each business day. The Fund's and Portfolio's net asset value is calculated separately.

            The net asset value per share is computed by dividing the value of the securities held by the Portfolio or Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Portfolio or Fund outstanding at such time.

            Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be other-the- counter. Debt securities may be valued based on prices provided by a pricing service which such prices are believed to reflect the fair market value of such securities. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker. Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted by the Board of Trustees.


                                    TAXATION

Portfolio's Tax Status

            The Portfolio will be treated as a partnership rather than as a regulated investment company or a corporation under the Code. Accordingly, any interest, dividends and gains or losses of the Portfolio will be deemed to have been "passed through" to the Fund and the other investors in the Portfolio in proportion to their respective interests in the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

Fund's Tax Status

            The Fund is treated as a separate entity under the Code and intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Fund qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

            In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

            The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

            Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have paid by the Fund and received by the shareholders on the record if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

Special Tax Considerations

            Dividends and interest received by the Portfolio may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Fund shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to provisions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments held by the Portfolio. If more than 50% in value of the Portfolio's total assets at the close of its taxable year consists of securities of foreign corporation, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in the U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable income or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by non-corporate shareholders who do not itemize deductions. A shareholder that is a non-resident alien individual or foreign corporation, may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes.

            Many of the options, futures and forward contracts used by the Portfolio are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally treated as 60% long-term and 40% short-term capital gains or losses ("60/40") although gains and losses from hedging transactions, certain mixed straddles and certain foreign currency transactions from such contracts may be treated as ordinary in character. Section 1256 contracts held by the Portfolio at the end of its fiscal year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized, and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

            Generally, the transactions in options, futures and forward contracts undertaken by the Portfolio may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Portfolio. In addition, losses realized on positions that are part of a straddle may be deferred under the rules, rather than being taken into account in the fiscal year in which the losses were realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts are not entirely clear. These transactions may increase the amount of short-term capital gain realized by the Portfolio and taxed as ordinary income when distributed to shareholders of the Fund. The Portfolio may make certain elections available under the Code which are applicable to straddles. If the Portfolio makes such elections, recognition of gains or losses from certain straddle positions may be accelerated.

            The tests which the Fund must meet to qualify as a RIC, described above, may limit the extent to which the Portfolio will be able to engage in transactions in options, futures contracts or forward contracts.

            Under the Code, fluctuations in exchange rates which occur between the dates various transactions are entered into or accrued and subsequently settled may cause gains or losses, referred to as "section 988" gains or losses.
Section 988 gains or losses may increase or decrease the amount of income taxable as ordinary income distributed to shareholders.


                           DIVIDENDS AND DISTRIBUTIONS

            Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

            Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

            The Fund is required to withhold a percentage of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. The Fund also is required to withhold a percentage of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                             PERFORMANCE INFORMATION

Average Annual Total Return

            Average   annual  total  return   quotations   used  in  the  Fund's
advertising and promotional materials are calculated according to the following formula:

                                P(1 + T)(n) = ERV

            Where:
                      "P"    =   represents a hypothetical initial investment of
                                 $1,000;
                      "T"    =   Represents average annual total return;
                      "n"    =   Represents the number of years; and
                      "ERV"  =   Represents the ending  redeemable  value at the
                                 end  of  the  period  of a  hypothetical  $1000
                                 payment made at the beginning of the period.

            Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after taxes on distributions)

            The Fund's quotations of average annual total return (after taxes on distributions) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:

                              P(1 + T)(n) = ATV(D)

            Where:
                      "P"      =  represents a hypothetical  initial  investment
                                  of $1,000;
                      "T"      =  represents average annual total return;
                      "n"      =  represents the number of years; and
                      "ATV(D)" =  represents    the   ending    value   of   the
                                  hypothetical initial investment after taxes on distributions, not after taxes on redemption.
                                  Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATV(D) will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

Average Annual Total Return (after taxes on distributions and redemption)

            The Fund's quotations of average annual total return (after taxes on distributions and redemption) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemptions according to the following formula:

                              P (1+ T)(n) = ATV(DR)

            Where:
                      "P"        =   represents    a    hypothetical     initial
                                     investment of $1,000;
                      "T"        =   represents average annual total return;
                      "n"        =   represents the number of years; and
                      "ATV(DR)"  =   represents the ending  redeemable  value of
                                     the hypothetical  initial  investment after
                                     taxes  on  distributions   and  redemption.
                                     Dividends  and  other   distributions   are
                                     assumed to be reinvested in shares at the prices in effect on the reinvestment dates.
                                     ATV(DR) will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.


Yield

            Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:
                          YIELD = 2 [(a-b + 1){6} - 1]
                                      ---
                                      cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and d equals the maximum offering price per share on the last day of the period.

            Except as noted below, in determining net investment income earned during the period ("a" in the above formula), the Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

            For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other information

            Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.


                    ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

            The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the "USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

            Procedures to implement the Program include, but are not limited to, determining that the Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.


                               GENERAL INFORMATION

            The Fund is a diversified series of the Trust, which is an open-end investment management company, organized as a Delaware business trust on December 11, 1991. The

Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created number of series of shares (currently nine), and may create additional series in the future, which have separate assets and liabilities.

            The Fund is one of a series of shares, each having separate assets and liabilities, of the Trust. The Board of Trustees may at its own discretion, create additional series of shares. Income, direct liabilities and direct operating expenses of each series will be allocated directly to each series, and general liabilities and expenses of the Trust will be allocated among the series in proportion to the total net assets of each series by the Board of Trustees. The Board of Trustees may terminate the Fund, without seeking shareholder approval, if it determines that such action would be in the best interests of the Fund's shareholders.

            The   Declaration  of  Trust  contains  an  express   disclaimer  of
shareholder liability for its acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. The Declaration of Trust further provides the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

            Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

            The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten per cent of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or one per cent of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares, or upon liquidation and distribution of its assets, if approved by the vote of the holders of more than 50% of its outstanding shares. If not so terminated, the Trust will continue indefinitely.

            The Boards of the Trust, the Portfolio, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Portfolio.


                              FINANCIAL STATEMENTS

            As the Fund has recently commenced operations, there are no financial statements available at this time. Shareholders of the Fund will be informed of the Fund's progress through periodic reports when those reports become available. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

                              PIC INVESTMENT TRUST
                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits.

(a)     Declaration of Trust-Declaration of Trust(1)
(b)     By-Laws(1)
(c)     Instruments Defining Rights of Security Holders - Incorporated
        by reference to the Declaration of Trust and Bylaws
(d)     Form of Advisory Agreement - Twenty Fund I(7)
(e)     Underwriting Agreement(8)
(f)     Bonus or Profit Sharing Contracts - Not applicable
(g)     Custody Agreement(3)
(h)     Other Agreements
        (i)    Amended and Restated Fund Administration Servicing
               Agreement(9)
        (ii)   Fund Administration Agreement - PIC Investment Trust(1)
        (iii)  Fund Accounting Service Agreement(9)
        (iv)   Transfer Agency and Service Agreement(9)
        (v)    Contractual Waiver/Reimbursement Agreement - Twenty Fund I(7)
        (vi)   Contractual Waiver/Reimbursement Agreement(4)
        (vii)  Power of Attorney(9)
(i)     Opinion and Consent of Counsel - filed herewith
(j)     Other Consents - Not applicable
(k)     Omitted Financial Statements - Not applicable
(l)     Agreement Relating to Initial Capital - Not applicable
(m)     Rule 12b-1 Plan
        (i)    Distribution Plan-Funds A(2)
        (ii)   Distribution Plan-Funds B(5)
(n)     Rule 18f-3 Plan - Not applicable
(o)     Reserved
(p)     Code of Ethics
        (i)    Code of Ethics-PIC Investment Trust(7)
        (ii)   Code of Ethics of Provident Investment Counsel(6)
        (iii)  Code of Ethics-Quasar Distributors, LLC(7)
-----------------
(1) Previously filed with Post-effective Amendment No. 10 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on April 4, 1996 and incorporated herein by reference.

(2) Previously filed with Post-effective Amendment No. 13 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on January 27, 1997 and incorporated herein by reference.

(3) Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A of PIC Investment Trust, Filed No. 33-44579, on September 29, 1998 and incorporated herein by reference.

(4) Previously filed with Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on April 6, 1999 and incorporated herein by reference.

(5) Previously filed with Post-effective Amendment No. 37 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on April 6, 1998 and incorporated herein by reference.

(6) Previously filed with Post-effective Amendment No. 39 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on September 27, 2000 and incorporated herein by reference.

(7) Previously filed with Post-effective Amendment No. 42 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on November 13, 2001 and incorporated herein by reference.

(8) Previously filed with Post-effective Amendment No.44 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on March 4, 2002 and incorporated herein by reference.

(9) Previously filed with Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on March 3, 2003 and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

         As of October 31, 2002, Registrant owned 99.9% of the outstanding Interests in PIC Growth Portfolio, PIC Balanced Portfolio, PIC Mid Cap Portfolio and PIC Small Cap Portfolio, all of which are trusts organized under the laws of the State of New York and registered management investment companies.

Item 25.  Indemnification.

     1.  Article VI of Registrant's By-Laws states as follows:

         Section 1. Agents, Proceedings and Expenses. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

         Section 2. Actions other than by Trust. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

     (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

     (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

     (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

         The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

         Section 3. Actions by the Trust. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

         Section 4. Exclusion of Indemnification. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

         No indemnification shall be made under Sections 2 or 3 of this Article:

     (a) In respect of any claim, issue, or matter as to which that person shall have been liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

     (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

     (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

         Section 5. Successful Defense by Agent. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not of the disabling conduct referred to in Section 4 of this Article.

         Section 6. Required Approval. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

     (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

     (b) A written opinion by an independent legal counsel.

         Section 7. Advance of Expenses. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

         Section 8. Other Contractual Rights. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contractor otherwise.

         Section 9. Limitations. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

     (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

     (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

         Section 10. Insurance. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

     2.  Indemnification of the Registrant's distributor is provided for in
         Section 6 of the Distribution Agreement included as Exhibit E hereto and incorporated herein by reference.

     3. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act in connection with any indemnification.

         Article VII, Section 2 of Registrant's Agreement and Declaration of Trust provides for indemnification by Registrant of its trustees against claims and demands arising in connection with the performance of their duties, other than liabilities to Registrant or its shareholders by reason of a trustee's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

         Article VI of Registrant's By-Laws provides for indemnification by Registrant of it trustees, officers, employees and agents under certain circumstances against claims and demands arising in connection with the performance of their duties, other than liabilities (i) arising out of such person's disabling conduct, (ii) based on improper receipt of a personal benefit, (iii) for breach of duty to Registrant, unless a court has determined that in view of all the circumstances such person was not liable by reason of disabling conduct and is fairly and reasonably entitled to indemnification, and
(iv) paid in settlement or other disposition of a threatened or pending action without court approval or a determination described in the next sentence. No indemnification may be made unless authorized in the specific case, by a majority of trustees who are not parties to the proceeding and are not "interested persons" of Registrant as defined in the Investment Company Act of 1940, as amended, or by a written opinion by independent legal counsel, based on a determination that indemnification is proper in the circumstances because the applicable standards of conduct have been met, and that no disabling conduct has occurred.

         Section 11(d) of the Investment Advisory Agreement with respect to Registrant's Provident Investment Counsel Twenty Fund I series provides for indemnification by Registrant of the Fund's investment adviser (and its directors, officers, employees and shareholders) against claims and demands arising out of the adviser's performance or failure to perform its duties under such Agreement, other than as a result of the indemnified party's disabling conduct. Such Section also provides for similar indemnification by the adviser of Registrant (and its trustees, officers, employees and shareholders).

         Section 6(b) of Registrant's Distribution Agreement provides for indemnification of Registrant's principal underwriter (and its directors, officers, employees and controlling persons) against claims and demands arising out of the acquisition of shares of Registrant by any person, which may be based upon (i) any wrongful act of Registrant or its trustees, officers, employees or representatives, or (ii) any material misstatement or omission in Registrant's registration statements, shareholder reports, or other information made public by Registration, unless such statement was made in reliance upon and conformity with information provided to Registrant by the principal underwriter. However, Registrant is not obligated to provide indemnification with respect to any person's disabling conduct. Section 6(a) of such Agreement provides for similar indemnification by the principal underwriter of Registrant (and its trustees, officers, employees and controlling persons).

         Registrant will comply with Rule 484 under the Securities Act of 1933, as amended, and Release 11330 under the Investment Company Act of 1940, as amended, in connection with any such indemnification.

Item 26.  Business and Other Connections of Investment Advisor.

         See the material following the caption "Management" appearing as a portion of Part B hereof. In addition, officers and directors of Provident Investment Counsel, Inc. not otherwise referenced, together will all other information required by this Item 26 including but not limited to, any other business, profession, vocation or employment of a substantial nature engaged in by such persons during the past two years, are as follows:

   NAME AND CURRENT POSITION                      OTHER BUSINESS AND CONNECTIONS
   AT PROVIDENT INVESTMENT COUNSEL                DURING THE PAST TWO YEARS
   -----------------------------------------------------------------------------
   John Meade Corby                               None
   Managing Director - Portfolio Manager

   Donald Edward Evenson, Jr.                     None
   Managing Director, Director Large Cap Res.

   Lauro Fernando Guerra                          None
   Managing Director

   George Edward Handtmann, III                   None
   Executive Managing Director

   Jeffrey John Miller                            None
   Managing Director/Vice Chairman,
   Secretary

   Andrew Jonathan Pearl                          Formerly a General Partner of
   Managing Director                              Langham Street Capital
                                                  (3/01 -4/02)

   Larry Dee Tashjian                             None
   Executive Managing Director,
   President & Chief Executive Officer

   Harlan Holt Thompson                           None
   Managing Director

   Frederick Brown Windle                         None
   Managing Director

   Nicholas Adolph Blankl                         None
   Analyst

   Ned William Brines                             Formerly a Portfolio Manager
   Senior Vice President -                        at Roger Engemann & Assoc.
   Research                                       (9/94 - 3/01)

   Barry B.  Burch                                Formerly an Analyst at
   Analyst                                        Dresdner RCM Global Investor
                                                  (7/97 - 8/01)

   Randal Reginald Chin                           Formerly Vice President -
   Vice President - Research                      Research at Zero Gravity
                                                  (3/00 - 6/01)

   Angelica Kusar Clark                           None
   Senior Vice President,
   Portfolio Manager

   Clifton Alan Demarest                          None
   Senior Vice President -
   Portfolio Manager

   Derek Scott Derman                             None
   Vice President - Research

   Michael D.  Emery                              Formerly a Research Analyst at
   Research Analyst                               Franklin Templeton Investments
                                                  (6/01 - 4/02) and a student
                                                  (8/00 - 6/01)

   NAME AND CURRENT POSITION                      OTHER BUSINESS AND CONNECTIONS
   AT PROVIDENT INVESTMENT COUNSEL                DURING THE PAST TWO YEARS
   -----------------------------------------------------------------------------

   Bruce Graham Kennedy                           None
   Senior Vice President,
   Director Fixed Income

   James Michael Landreth                         None
   Senior Vice President -
   Research

   Evelyn Dorian Lapham                           None
   Senior Vice President,
   Portfolio Manager

   Jeffrey Wei Lin                                Formerly CFO at Zaffire, Inc.
   Vice President - Research                      (1/01 - 7/01)

   Gerald Su Yuen Lee                             None
   Vice President - Research

   Scott T. Migliori                              None
   Senior Vice President - Research

   Daniel Ross Patterson                          None
   Vice President - Portfolio Manager

   Susan Perkins Stark                            None
   Vice President, Research

   Todd Joseph Walklett                           None
   Vice President - Portfolio Manager

   Anne Elizabeth Westreich                       None
   Vice President - Research

   John Joohyun Yoon                              None
   Senior Vice President - Research



Item 27. Principal Underwriters.

         (a) Quasar Distributors, LLC, the Registrant's principal underwriter, also acts as principal underwriter for the following investment companies:

--------------------------------------------------------------------------------
        Advisors Series Trust                 The Hennessy Mutual Funds, Inc.
--------------------------------------------------------------------------------
        AHA Investment Funds                          Investec Funds
--------------------------------------------------------------------------------
  Alpha Analytics Investment Trust                 Jacob Internet Fund
--------------------------------------------------------------------------------
         Alpine Equity Trust                    The Jensen Portfolio, Inc.
--------------------------------------------------------------------------------
         Alpine Series Trust                          Kenwood Funds
--------------------------------------------------------------------------------
   Alternative Investment Advisors              Kit Cole Investment Trust
--------------------------------------------------------------------------------
          Blue & White Fund                    Light Revolution Fund, Inc.
--------------------------------------------------------------------------------
      Brandes Investment Trust                      The Lindner Funds
--------------------------------------------------------------------------------
   Brandywine Advisors Fund, Inc.                       LKCM Funds
--------------------------------------------------------------------------------
         Brazos Mutual Funds              Matrix Asset Advisor Value Fund, Inc.
--------------------------------------------------------------------------------
  Builders Fixed Income Fund, Inc.                  Monetta Fund, Inc.
--------------------------------------------------------------------------------

         CCM Advisors Funds                           Monetta Trust
--------------------------------------------------------------------------------
    CCMA Select Investment Trust                       MUTUALS.com
--------------------------------------------------------------------------------
     Country Mutual Funds Trust                MW Capital Management Funds
--------------------------------------------------------------------------------
         Cullen Funds Trust                          Optimum Q Funds
--------------------------------------------------------------------------------
       DAL Investment Company                   PIC Investment Trust Funds
--------------------------------------------------------------------------------
       Dow Jones Islamic Index              Professionally Managed Portfolios
--------------------------------------------------------------------------------
            Everest Funds                       Prudent Bear Mutual Funds
--------------------------------------------------------------------------------
     First American Funds, Inc.                    Purisima Funds Trust
--------------------------------------------------------------------------------
First American Insurance Portfolios, Inc               Quintara Funds
--------------------------------------------------------------------------------
First American Investment Funds, Inc.                 Rainier Funds
--------------------------------------------------------------------------------
 First American Strategy Funds, Inc.                 SEIX Funds, Inc.
--------------------------------------------------------------------------------
          FFTW Funds, Inc.                    TIFF Investment Program, Inc.
--------------------------------------------------------------------------------
       Fort Pitt Capital Funds                  Thompson Plumb Funds, Inc.
--------------------------------------------------------------------------------
         Glenmede Fund, Inc.               TT International U.S.A. Master Trust
--------------------------------------------------------------------------------
    Harding, Loevner Funds, Inc.                      Wexford Trust
--------------------------------------------------------------------------------
      The Hennessy Funds, Inc.                         Zodiac Trust
--------------------------------------------------------------------------------

         (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal       Position and Offices with       Positions and Offices
Business Address         Quasar Distributors, LLC        with Registrant
-------------------------------------------------------------------------------
James R. Schoenike       President, Board Member         None
-------------------------------------------------------------------------------
Donna J. Berth           Treasurer                       None
-------------------------------------------------------------------------------
Joe Redwine              Board Member                    None
-------------------------------------------------------------------------------
Bob Kern                 Board Member                    None
-------------------------------------------------------------------------------
Eric W.  Falkeis         Board Member                    None
-------------------------------------------------------------------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
-------------------------------------------------------------------------------

         (c) Not applicable.

Item 28. Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's custodian, as follows: the documents required to be maintained by paragraphs (4), (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant and U.S. Bancorp Fund Services, LLC. All other records will be maintained by the Custodian.

Item 29. Management Services.

         Not applicable.

Item 30. Undertakings.

         The Registrant undertakes, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and will assist in communications with other shareholders.

                                   SIGNATURES
                              PIC INVESTMENT TRUST


            Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 47 under the Securities Act of 1933 and No. 50 under the Investment Company Act of 1940 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pasadena and State of California on the 7th day of March 2003.

                                                 PIC INVESTMENT TRUST

                                                By: /s/ Aaron W. L. Eubanks, Sr.
                                                --------------------------------
                                                Aaron W. L. Eubanks, Sr.
                                                Vice President and Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on March 7, 2003.



Signature                                    Title            Signature                                     Title
---------                                    -----            ---------                                     -----

/s/ Thomas M.  Mitchell                      President        /s/ Jettie M.  Edwards*                       Trustee
------------------------------------                          ------------------------------------
Thomas M.  Mitchell                                           Jettie M.  Edwards

/s/ Thomas J.  Condon*                       Trustee          /s/ Richard N.  Frank*                        Trustee
------------------------------------                          ------------------------------------
Thomas J.  Condon                                             Richard N.  Frank

/s/ James Clayburn LaForce*                  Trustee          /s/ Wayne H.  Smith*                          Trustee
------------------------------------                          ------------------------------------
James Clayburn LaForce                                        Wayne H.  Smith

/s/ William S.  Anderson*                    Trustee          /s/ William T.  Warnick                       Vice President and
------------------------------------                          -----------------------------------------     Treasurer
William S.  Anderson                                          William T.  Warnick

/s/ Kevin E.  Villani*                       Trustee
------------------------------------
Kevin E.  Villani



*/s/ Aaron W. L. Eubanks, Sr.                Attorney-in-Fact pursuant to
------------------------------------         Power of Attorney - Filed herewith
Aaron W. L. Eubanks, Sr.
Vice President and Secretary

                                   SIGNATURES
                              PIC MID CAP PORTFOLIO


            Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pasadena and State of California on the 7th day of March, 2003.



                                                PIC MID CAP PORTFOLIO

                                                By: /s/ Aaron W. L. Eubanks, Sr.
                                                --------------------------------
                                                Aaron W. L. Eubanks, Sr.
                                                Vice President and Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on March 7, 2003.



Signature                                    Title            Signature                                     Title
---------                                    -----            ---------                                     -----

/s/ Thomas M.  Mitchell                      President        /s/ Jettie M.  Edwards*                       Trustee
------------------------------------                          ------------------------------------
Thomas M.  Mitchell                                           Jettie M.  Edwards

/s/ Thomas J.  Condon*                       Trustee          /s/ Richard N.  Frank*                        Trustee
------------------------------------                          ------------------------------------
Thomas J.  Condon                                             Richard N.  Frank

/s/ James Clayburn LaForce*                  Trustee          /s/ Wayne H.  Smith*                          Trustee
------------------------------------                          ------------------------------------
James Clayburn LaForce                                        Wayne H.  Smith

/s/ William S.  Anderson*                    Trustee          /s/ William T.  Warnick                       Vice President and
------------------------------------                          -----------------------------------------     Treasurer
William S.  Anderson                                          William T.  Warnick

/s/ Kevin E.  Villani*                       Trustee
------------------------------------
Kevin E.  Villani




*/s/ Aaron W. L. Eubanks, Sr.                Attorney-in-Fact pursuant to
------------------------------------         Power of Attorney - Filed herewith
Aaron W. L. Eubanks, Sr.
Vice President and Secretary



EXHIBIT INDEX

        Exhibit                                           Exhibit No.
        -------                                           -----------
        Form of Opinion and Consent of Counsel            EX-99.i